Offerings - Offering: 1	Oct. 15, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock (without par value)
Amount Registered | shares	8,000,000
Proposed Maximum Offering Price per Unit	150.76
Maximum Aggregate Offering Price	$ 1,206,080,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 104,928.96
Offering Note	(a) In addition to the shares set forth in the table, pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), the registration statement shall include an indeterminate number of shares of common stock that may be issued or become issuable in connection with stock splits, stock dividends, recapitalizations or similar events. Pursuant to Rule 416(c) of the Securities Act, this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plan described herein. (b) Estimated solely for purposes of calculating the registration fee pursuant to paragraphs (c) and (h) of Rule 457 under the Securities Act, based on the average of the high and low prices of the Company's common stock without par value (the "Common Stock") as reported on the New York Stock Exchange on October 9, 2026, which was within five business days prior to filing.